Accounts Receivable and Other	12 Months Ended
Dec. 31, 2011
Accounts Receivable and Other and Long-Term Receivables and Other Assets [Abstract]
ACCOUNTS RECEIVABLE AND OTHER

NOTE 4: — ACCOUNTS RECEIVABLE AND OTHER

a.	Trade, net:

The following tables summarize the impact of accounts receivable reserves and allowance for doubtful accounts on the gross trade accounts receivable balances at each balance sheet date:

	December 31,
	2011	2010
Trade accounts receivable, gross	$206,917	$141,532

Reserves for sales deductions:
Chargebacks	(20,145)	(26,559)
Customer rebates	(31,898)	(18,975)
Other sales deductions	(33,878)	(22,518)
Allowance for doubtful accounts	(164)	(74)

Trade accounts receivable, net	$120,832	$73,406

b.	Other receivables and prepaid expenses:

	December 31,
	2011	2010
Prepaid expenses	$6,915	$4,543
Deferred income taxes	82,885	37,855
Government authorities	1,655	2,409
Advances to suppliers	367	1,452
Derivative instruments	1,693	1,917
Other	829	1,075

	$94,344	$49,251